Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2020
Property Plant And Equipment [Abstract]
Schedule of Property, Plant and Equipment
		Accumulated	Net book
December 31, 2020	Cost	depreciation	value
Vessels	$9,148.9	$(2,571.3)	$6,577.6
Equipment and other	543.1	(146.0)	397.1
Property, plant and equipment	$9,692.0	$(2,717.3)	$6,974.7
		Accumulated	Net book
December 31, 2019	Cost	depreciation	value
Vessels	$8,018.5	$(2,311.4)	$5,707.1
Equipment and other	4.6	(4.0)	0.6
Property, plant and equipment	$8,023.1	$(2,315.4)	$5,707.7